Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Deferred bonus and salaries payable	$ 456,177	$ 5,084,969
Research and development expenses payable	426,248	563,913
Professional fees payable	58,109	226,407
Cost of healthcare services payable	92,215	138,316
Insurance expenses payable		33,367
Others	11,279	119,835
Accounts payable and accrued expenses	$ 1,044,028	$ 6,166,807